Related Party Balances and Transactions - Schedule of Related Party Transactions (Details)	12 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Accountancy fees [Member] | Greenly Trading Company [Member]
Related Party Transaction [Line Items]
Related party transactions	$ (36,300)	$ (28,291)	$ (293,300)
Sales to [Member] | PTH Safety equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related party transactions	31,867	24,836	99,605
Purchases from [Member] | PTH Safety equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
Related party transactions	(24,565)	(19,145)	(92,586)
Purchases from [Member] | Zhikai International Trade (Shanghai) Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	$ (542,842)	$ (423,071)	$ (465,582)